Basis of Presentation and General Information - List of subsidiaries (Table) (Details)	12 Months Ended
	Dec. 31, 2024
Goliath [Member]
Property, Plant and Equipment [Line Items]
DWT	209,537
Date Delivered to Star Bulk	July 15, 2015
Year Built	2015
Gargantua [Member]
Property, Plant and Equipment [Line Items]
DWT	209,529
Date Delivered to Star Bulk	April 2, 2015
Year Built	2015
Star Gina 2GR [Member]
Property, Plant and Equipment [Line Items]
DWT	209,475
Date Delivered to Star Bulk	February 26, 2016
Year Built	2016
Maharaj [Member]
Property, Plant and Equipment [Line Items]
DWT	209,472
Date Delivered to Star Bulk	July 15, 2015
Year Built	2015
Star Leo [Member]
Property, Plant and Equipment [Line Items]
DWT	207,939
Date Delivered to Star Bulk	May 14, 2018
Year Built	2018
Star Laetitia [Member]
Property, Plant and Equipment [Line Items]
DWT	207,896
Date Delivered to Star Bulk	August 3, 2018
Year Built	2017
Star Ariadne [Member]
Property, Plant and Equipment [Line Items]
DWT	207,812
Date Delivered to Star Bulk	March 28, 2017
Year Built	2017
Star Virgo [Member]
Property, Plant and Equipment [Line Items]
DWT	207,810
Date Delivered to Star Bulk	March 1, 2017
Year Built	2017
Star Libra [Member]
Property, Plant and Equipment [Line Items]
DWT	207,765
Date Delivered to Star Bulk	June 6, 2016
Year Built	2016
Star Sienna [Member]
Property, Plant and Equipment [Line Items]
DWT	207,721
Date Delivered to Star Bulk	August 3, 2018
Year Built	2017
Star Marisa [Member]
Property, Plant and Equipment [Line Items]
DWT	207,709
Date Delivered to Star Bulk	March 11 2016
Year Built	2016
Star Karlie [Member]
Property, Plant and Equipment [Line Items]
DWT	207,566
Date Delivered to Star Bulk	August 3, 2018
Year Built	2016
Star Eleni [Member]
Property, Plant and Equipment [Line Items]
DWT	207,555
Date Delivered to Star Bulk	January 3, 2018
Year Built	2018
Star Magnanimus [Member]
Property, Plant and Equipment [Line Items]
DWT	207,526
Date Delivered to Star Bulk	March 26, 2018
Year Built	2018
Debbie H [Member]
Property, Plant and Equipment [Line Items]
DWT	206,861
Date Delivered to Star Bulk	May 28, 2019
Year Built	2019
Star Ayesha [Member]
Property, Plant and Equipment [Line Items]
DWT	206,852
Date Delivered to Star Bulk	July 15, 2019
Year Built	2019
Katie K [Member]
Property, Plant and Equipment [Line Items]
DWT	206,839
Date Delivered to Star Bulk	April 16, 2019
Year Built	2019
Leviathan [Member]
Property, Plant and Equipment [Line Items]
DWT	182,511
Date Delivered to Star Bulk	September 19, 2014
Year Built	2014
Peloreus [Member]
Property, Plant and Equipment [Line Items]
DWT	182,496
Date Delivered to Star Bulk	July 22, 2014
Year Built	2014
Star Claudine [Member]
Property, Plant and Equipment [Line Items]
DWT	181,258
Date Delivered to Star Bulk	July 6, 2018
Year Built	2011
Star Ophelia [Member]
Property, Plant and Equipment [Line Items]
DWT	180,716
Date Delivered to Star Bulk	July 6, 2018
Year Built	2010
Star Pauline [Member]
Property, Plant and Equipment [Line Items]
DWT	180,274
Date Delivered to Star Bulk	December 29, 2014
Year Built	2008
Star Martha [Member]
Property, Plant and Equipment [Line Items]
DWT	180,274
Date Delivered to Star Bulk	October 31, 2014
Year Built	2010
Star Lyra [Member]
Property, Plant and Equipment [Line Items]
DWT	179,147
Date Delivered to Star Bulk	July 6, 2018
Year Built	2009
Star Borneo [Member]
Property, Plant and Equipment [Line Items]
DWT	178,978
Date Delivered to Star Bulk	January 26, 2021
Year Built	2010
Star Bueno [Member]
Property, Plant and Equipment [Line Items]
DWT	178,978
Date Delivered to Star Bulk	January 26, 2021
Year Built	2010
Star Marilena [Member]
Property, Plant and Equipment [Line Items]
DWT	178,978
Date Delivered to Star Bulk	January 26, 2021
Year Built	2010
Star Janni [Member]
Property, Plant and Equipment [Line Items]
DWT	178,978
Date Delivered to Star Bulk	January 7, 2019
Year Built	2010
Star Marianne [Member]
Property, Plant and Equipment [Line Items]
DWT	178,906
Date Delivered to Star Bulk	January 14, 2019
Year Built	2010
Star Angie [Member]
Property, Plant and Equipment [Line Items]
DWT	177,931
Date Delivered to Star Bulk	October 29, 2014
Year Built	2007
Kymopolia [Member]
Property, Plant and Equipment [Line Items]
DWT	176,990
Date Delivered to Star Bulk	July 11, 2014
Year Built	2006
Star Scarlett [Member]
Property, Plant and Equipment [Line Items]
DWT	175,649
Date Delivered to Star Bulk	August 3, 2018
Year Built	2014
Star Eva [Member]
Property, Plant and Equipment [Line Items]
DWT	106,659
Date Delivered to Star Bulk	August 3, 2018
Year Built	2012
Amami [Member]
Property, Plant and Equipment [Line Items]
DWT	98,681
Date Delivered to Star Bulk	July 11, 2014
Year Built	2011
Madredeus [Member]
Property, Plant and Equipment [Line Items]
DWT	98,681
Date Delivered to Star Bulk	July 11, 2014
Year Built	2011
Star Sirius [Member]
Property, Plant and Equipment [Line Items]
DWT	98,681
Date Delivered to Star Bulk	March 7, 2014
Year Built	2011
Star Vega [Member]
Property, Plant and Equipment [Line Items]
DWT	98,681
Date Delivered to Star Bulk	February 13, 2014
Year Built	2011
Star Aphrodite [Member]
Property, Plant and Equipment [Line Items]
DWT	92,006
Date Delivered to Star Bulk	August 3, 2018
Year Built	2011
Star Piera [Member]
Property, Plant and Equipment [Line Items]
DWT	91,951
Date Delivered to Star Bulk	August 3, 2018
Year Built	2010
Star Despoina [Member]
Property, Plant and Equipment [Line Items]
DWT	91,951
Date Delivered to Star Bulk	August 3, 2018
Year Built	2010
Star Electra [Member]
Property, Plant and Equipment [Line Items]
DWT	83,494
Date Delivered to Star Bulk	July 6, 2018
Year Built	2011
Star Angelina [Member]
Property, Plant and Equipment [Line Items]
DWT	82,981
Date Delivered to Star Bulk	December 5, 2014
Year Built	2006
Star Gwyneth [Member]
Property, Plant and Equipment [Line Items]
DWT	82,790
Date Delivered to Star Bulk	December 5, 2014
Year Built	2006
Star Kamila [Member]
Property, Plant and Equipment [Line Items]
DWT	82,769
Date Delivered to Star Bulk	September 3, 2014
Year Built	2005
Star Luna [Member]
Property, Plant and Equipment [Line Items]
DWT	82,687
Date Delivered to Star Bulk	July 6, 2018
Year Built	2008
Star Bianca [Member]
Property, Plant and Equipment [Line Items]
DWT	82,672
Date Delivered to Star Bulk	July 6, 2018
Year Built	2008
Pendulum [Member]
Property, Plant and Equipment [Line Items]
DWT	82,619
Date Delivered to Star Bulk	July 11, 2014
Year Built	2006
Star Maria [Member]
Property, Plant and Equipment [Line Items]
DWT	82,598
Date Delivered to Star Bulk	November 5, 2014
Year Built	2007
Star Markella [Member]
Property, Plant and Equipment [Line Items]
DWT	82,594
Date Delivered to Star Bulk	September 29, 2014
Year Built	2007
Star Danai [Member]
Property, Plant and Equipment [Line Items]
DWT	82,574
Date Delivered to Star Bulk	October 21, 2014
Year Built	2006
Star Jeannette [Member]
Property, Plant and Equipment [Line Items]
DWT	82,566
Date Delivered to Star Bulk	August 3, 2018
Year Built	2014
Star Elizabeth [Member]
Property, Plant and Equipment [Line Items]
DWT	82,403
Date Delivered to Star Bulk	May 25, 2021
Year Built	2021
Star Georgia [Member]
Property, Plant and Equipment [Line Items]
DWT	82,298
Date Delivered to Star Bulk	October 14, 2014
Year Built	2006
Star Sophia [Member]
Property, Plant and Equipment [Line Items]
DWT	82,269
Date Delivered to Star Bulk	October 31, 2014
Year Built	2007
Star Mariella [Member]
Property, Plant and Equipment [Line Items]
DWT	82,266
Date Delivered to Star Bulk	September 19, 2014
Year Built	2006
Star Moira [Member]
Property, Plant and Equipment [Line Items]
DWT	82,257
Date Delivered to Star Bulk	November 19, 2014
Year Built	2006
Star Nina [Member]
Property, Plant and Equipment [Line Items]
DWT	82,224
Date Delivered to Star Bulk	January 5, 2015
Year Built	2006
Star Renee [Member]
Property, Plant and Equipment [Line Items]
DWT	82,221
Date Delivered to Star Bulk	December 18, 2014
Year Built	2006
Star Nasia [Member]
Property, Plant and Equipment [Line Items]
DWT	82,220
Date Delivered to Star Bulk	August 29, 2014
Year Built	2006
Star Laura [Member]
Property, Plant and Equipment [Line Items]
DWT	82,209
Date Delivered to Star Bulk	December 8, 2014
Year Built	2006
Star Mona [Member]
Property, Plant and Equipment [Line Items]
DWT	82,188
Date Delivered to Star Bulk	July 6, 2018
Year Built	2012
Star Helena [Member]
Property, Plant and Equipment [Line Items]
DWT	82,187
Date Delivered to Star Bulk	December 29, 2014
Year Built	2006
Star Astrid [Member]
Property, Plant and Equipment [Line Items]
DWT	82,158
Date Delivered to Star Bulk	July 6, 2018
Year Built	2012
Star Alessia [Member]
Property, Plant and Equipment [Line Items]
DWT	81,944
Date Delivered to Star Bulk	August 3, 2018
Year Built	2017
Star Calypso [Member]
Property, Plant and Equipment [Line Items]
DWT	81,918
Date Delivered to Star Bulk	July 6, 2018
Year Built	2014
Star Suzanna [Member]
Property, Plant and Equipment [Line Items]
DWT	81,711
Date Delivered to Star Bulk	May 15, 2017
Year Built	2013
Star Charis [Member]
Property, Plant and Equipment [Line Items]
DWT	81,711
Date Delivered to Star Bulk	March 22, 2017
Year Built	2013
Mercurial Virgo [Member]
Property, Plant and Equipment [Line Items]
DWT	81,545
Date Delivered to Star Bulk	July 11, 2014
Year Built	2013
Stardust [Member]
Property, Plant and Equipment [Line Items]
DWT	81,502
Date Delivered to Star Bulk	July 6, 2018
Year Built	2011
Star Sky [Member]
Property, Plant and Equipment [Line Items]
DWT	81,466
Date Delivered to Star Bulk	July 6, 2018
Year Built	2010
Star Lambada [Member]
Property, Plant and Equipment [Line Items]
DWT	81,272
Date Delivered to Star Bulk	March 16, 2021
Year Built	2016
Star Carioca [Member]
Property, Plant and Equipment [Line Items]
DWT	81,262
Date Delivered to Star Bulk	March 16, 2021
Year Built	2015
Star Capoeira [Member]
Property, Plant and Equipment [Line Items]
DWT	81,253
Date Delivered to Star Bulk	March 16, 2021
Year Built	2015
Star Macarena [Member]
Property, Plant and Equipment [Line Items]
DWT	81,198
Date Delivered to Star Bulk	March 6, 2021
Year Built	2016
Star Lydia [Member]
Property, Plant and Equipment [Line Items]
DWT	81,187
Date Delivered to Star Bulk	August 3, 2018
Year Built	2013
Star Nicole [Member]
Property, Plant and Equipment [Line Items]
DWT	81,120
Date Delivered to Star Bulk	August 3, 2018
Year Built	2013
Star Virginia [Member]
Property, Plant and Equipment [Line Items]
DWT	81,061
Date Delivered to Star Bulk	August 3, 2018
Year Built	2015
Star Genesis [Member]
Property, Plant and Equipment [Line Items]
DWT	80,705
Date Delivered to Star Bulk	July 6, 2018
Year Built	2010
Star Flame [Member]
Property, Plant and Equipment [Line Items]
DWT	80,448
Date Delivered to Star Bulk	July 6, 2018
Year Built	2011
Star Emily [Member]
Property, Plant and Equipment [Line Items]
DWT	76,417
Date Delivered to Star Bulk	September 16, 2014
Year Built	2004
Cape Town Eagle [Member]
Property, Plant and Equipment [Line Items]
DWT	63,707
Date Delivered to Star Bulk	April 9, 2024
Year Built	2015
Star Vancouver [Member]
Property, Plant and Equipment [Line Items]
DWT	63,670
Date Delivered to Star Bulk	April 9, 2024
Year Built	2020
Oslo Eagle [Member]
Property, Plant and Equipment [Line Items]
DWT	63,655
Date Delivered to Star Bulk	April 9, 2024
Year Built	2015
Star Rotterdam [Member]
Property, Plant and Equipment [Line Items]
DWT	63,629
Date Delivered to Star Bulk	April 9, 2024
Year Built	2017
Halifax Eagle [Member]
Property, Plant and Equipment [Line Items]
DWT	63,618
Date Delivered to Star Bulk	April 9, 2024
Year Built	2020
Helsinki Eagle [Member]
Property, Plant and Equipment [Line Items]
DWT	63,605
Date Delivered to Star Bulk	April 9, 2024
Year Built	2015
Star Gibraltar [Member]
Property, Plant and Equipment [Line Items]
DWT	63,576
Date Delivered to Star Bulk	April 9, 2024
Year Built	2015
Valencia Eagle [Member]
Property, Plant and Equipment [Line Items]
DWT	63,556
Date Delivered to Star Bulk	April 9, 2024
Year Built	2015
Dublin Eagle [Member]
Property, Plant and Equipment [Line Items]
DWT	63,550
Date Delivered to Star Bulk	April 9, 2024
Year Built	2015
Santos Eagle [Member]
Property, Plant and Equipment [Line Items]
DWT	63,536
Date Delivered to Star Bulk	April 9, 2024
Year Built	2015
Antwerp Eagle [Member]
Property, Plant and Equipment [Line Items]
DWT	63,530
Date Delivered to Star Bulk	April 9, 2024
Year Built	2015
Star Sydney [Member]
Property, Plant and Equipment [Line Items]
DWT	63,523
Date Delivered to Star Bulk	April 9, 2024
Year Built	2015
Star Copenhagen [Member]
Property, Plant and Equipment [Line Items]
DWT	63,495
Date Delivered to Star Bulk	April 9, 2024
Year Built	2015
Hong Kong Eagle [Member]
Property, Plant and Equipment [Line Items]
DWT	63,472
Date Delivered to Star Bulk	April 9, 2024
Year Built	2016
Idee Fixe [Member]
Property, Plant and Equipment [Line Items]
DWT	63,458
Date Delivered to Star Bulk	March 25, 2015
Year Built	2015
Shangai Eagle [Member]
Property, Plant and Equipment [Line Items]
DWT	63,438
Date Delivered to Star Bulk	April 9, 2024
Year Built	2016
Roberta [Member]
Property, Plant and Equipment [Line Items]
DWT	63,426
Date Delivered to Star Bulk	March 31, 2015
Year Built	2015
Laura [Member]
Property, Plant and Equipment [Line Items]
DWT	63,399
Date Delivered to Star Bulk	April 7, 2015
Year Built	2015
Star Singapore [Member]
Property, Plant and Equipment [Line Items]
DWT	63,386
Date Delivered to Star Bulk	April 9, 2024
Year Built	2017
Star Westport [Member]
Property, Plant and Equipment [Line Items]
DWT	63,344
Date Delivered to Star Bulk	April 9, 2024
Year Built	2015
Star Hamburg [Member]
Property, Plant and Equipment [Line Items]
DWT	63,334
Date Delivered to Star Bulk	April 9, 2024
Year Built	2014
Fairfield Eagle [Member]
Property, Plant and Equipment [Line Items]
DWT	63,301
Date Delivered to Star Bulk	April 9, 2024
Year Built	2013
Star Greenwich [Member]
Property, Plant and Equipment [Line Items]
DWT	63,301
Date Delivered to Star Bulk	April 9, 2024
Year Built	2013
Groton Eagle [Member]
Property, Plant and Equipment [Line Items]
DWT	63,301
Date Delivered to Star Bulk	April 9, 2024
Year Built	2013
Madison Eagle [Member]
Property, Plant and Equipment [Line Items]
DWT	63,301
Date Delivered to Star Bulk	April 9, 2024
Year Built	2013
Star Mystic [Member]
Property, Plant and Equipment [Line Items]
DWT	63,301
Date Delivered to Star Bulk	April 9, 2024
Year Built	2013
Rowayton Eagle [Member]
Property, Plant and Equipment [Line Items]
DWT	63,301
Date Delivered to Star Bulk	April 9, 2024
Year Built	2013
Southport Eagle [Member]
Property, Plant and Equipment [Line Items]
DWT	63,301
Date Delivered to Star Bulk	April 9, 2024
Year Built	2013
Star Stonington [Member]
Property, Plant and Equipment [Line Items]
DWT	63,301
Date Delivered to Star Bulk	April 9, 2024
Year Built	2012
Kaley [Member]
Property, Plant and Equipment [Line Items]
DWT	63,283
Date Delivered to Star Bulk	June 26, 2015
Year Built	2015
Stockholm Eagle [Member]
Property, Plant and Equipment [Line Items]
DWT	63,275
Date Delivered to Star Bulk	April 9, 2024
Year Built	2016
Kennadi [Member]
Property, Plant and Equipment [Line Items]
DWT	63,262
Date Delivered to Star Bulk	January 8, 2016
Year Built	2016
Mackenzie [Member]
Property, Plant and Equipment [Line Items]
DWT	63,226
Date Delivered to Star Bulk	March 2, 2016
Year Built	2016
New London Eagle [Member]
Property, Plant and Equipment [Line Items]
DWT	63,140
Date Delivered to Star Bulk	April 9, 2024
Year Built	2015
Star Apus [Member]
Property, Plant and Equipment [Line Items]
DWT	63,123
Date Delivered to Star Bulk	July 16, 2019
Year Built	2014
Star Subaru [Member]
Property, Plant and Equipment [Line Items]
DWT	61,571
Date Delivered to Star Bulk	March 16, 2021
Year Built	2015
Stamford Eagle [Member]
Property, Plant and Equipment [Line Items]
DWT	61,530
Date Delivered to Star Bulk	April 9, 2024
Year Built	2016
Star Wave [Member]
Property, Plant and Equipment [Line Items]
DWT	61,491
Date Delivered to Star Bulk	July 6, 2018
Year Built	2017
Star Challenger [Member]
Property, Plant and Equipment [Line Items]
DWT	61,462	[1]
Date Delivered to Star Bulk	December 12, 2013	[1]
Year Built	2012	[1]
Star Fighter [Member]
Property, Plant and Equipment [Line Items]
DWT	61,455	[1]
Date Delivered to Star Bulk	December 30, 2013	[1]
Year Built	2013	[1]
Star Lutas [Member]
Property, Plant and Equipment [Line Items]
DWT	61,347
Date Delivered to Star Bulk	January 6, 2016
Year Built	2016
Honey Badger [Member]
Property, Plant and Equipment [Line Items]
DWT	61,320
Date Delivered to Star Bulk	February 27, 2015
Year Built	2015
Wolverine [Member]
Property, Plant and Equipment [Line Items]
DWT	61,292
Date Delivered to Star Bulk	February 27, 2015
Year Built	2015
Star Antares [Member]
Property, Plant and Equipment [Line Items]
DWT	61,258
Date Delivered to Star Bulk	October 9, 2015
Year Built	2015
Tokyo Eagle (tbr Star Tokyo) [Member]
Property, Plant and Equipment [Line Items]
DWT	61,225
Date Delivered to Star Bulk	April 9, 2024
Year Built	2015
Star Monica [Member]
Property, Plant and Equipment [Line Items]
DWT	60,935
Date Delivered to Star Bulk	August 3, 2018
Year Built	2015
Star Aquarius [Member]
Property, Plant and Equipment [Line Items]
DWT	60,916
Date Delivered to Star Bulk	July 22, 2015
Year Built	2015
Star Pisces [Member]
Property, Plant and Equipment [Line Items]
DWT	60,916
Date Delivered to Star Bulk	August 7, 2015
Year Built	2015
Star Nighthawk [Member]
Property, Plant and Equipment [Line Items]
DWT	57,809
Date Delivered to Star Bulk	April 9, 2024
Year Built	2011
Oriole [Member]
Property, Plant and Equipment [Line Items]
DWT	57,809
Date Delivered to Star Bulk	April 9, 2024
Year Built	2011
Owl [Member]
Property, Plant and Equipment [Line Items]
DWT	57,809
Date Delivered to Star Bulk	April 9, 2024
Year Built	2011
Petrel Bulker [Member]
Property, Plant and Equipment [Line Items]
DWT	57,809
Date Delivered to Star Bulk	April 9, 2024
Year Built	2011
Puffin Bulker [Member]
Property, Plant and Equipment [Line Items]
DWT	57,809
Date Delivered to Star Bulk	April 9, 2024
Year Built	2011
Star Runner [Member]
Property, Plant and Equipment [Line Items]
DWT	57,809
Date Delivered to Star Bulk	April 9, 2024
Year Built	2011
Star Sandpiper [Member]
Property, Plant and Equipment [Line Items]
DWT	57,809
Date Delivered to Star Bulk	April 9, 2024
Year Built	2011
Crane [Member]
Property, Plant and Equipment [Line Items]
DWT	57,809
Date Delivered to Star Bulk	April 9, 2024
Year Built	2010
Egret Bulker [Member]
Property, Plant and Equipment [Line Items]
DWT	57,809
Date Delivered to Star Bulk	April 9, 2024
Year Built	2010
Gannet Bulker [Member]
Property, Plant and Equipment [Line Items]
DWT	57,809
Date Delivered to Star Bulk	April 9, 2024
Year Built	2010
Grebe Bulker [Member]
Property, Plant and Equipment [Line Items]
DWT	57,809
Date Delivered to Star Bulk	April 9, 2024
Year Built	2010
Ibis Bulker [Member]
Property, Plant and Equipment [Line Items]
DWT	57,809
Date Delivered to Star Bulk	April 9, 2024
Year Built	2010
Jay [Member]
Property, Plant and Equipment [Line Items]
DWT	57,809
Date Delivered to Star Bulk	April 9, 2024
Year Built	2010
Kingfisher [Member]
Property, Plant and Equipment [Line Items]
DWT	57,809
Date Delivered to Star Bulk	April 9, 2024
Year Built	2010
Martin [Member]
Property, Plant and Equipment [Line Items]
DWT	57,809
Date Delivered to Star Bulk	April 9, 2024
Year Built	2010
Bittern (Note 5 and 19e) [Member]
Property, Plant and Equipment [Line Items]
DWT	57,809
Date Delivered to Star Bulk	April 9, 2024
Year Built	2009
Star Canary [Member]
Property, Plant and Equipment [Line Items]
DWT	57,809
Date Delivered to Star Bulk	April 9, 2024
Year Built	2009
Star Cleo [Member]
Property, Plant and Equipment [Line Items]
DWT	56,582
Date Delivered to Star Bulk	July 15, 2019
Year Built	2013
Star Pegasus [Member]
Property, Plant and Equipment [Line Items]
DWT	56,540
Date Delivered to Star Bulk	July 15, 2019
Year Built	2013
Star Goal [Member]
Property, Plant and Equipment [Line Items]
DWT	55,989
Date Delivered to Star Bulk	April 9, 2024
Year Built	2010
Strange Attractor (Note 19h) [Member]
Property, Plant and Equipment [Line Items]
DWT	55,742
Date Delivered to Star Bulk	July 11, 2014
Year Built	2006
Star Bright [Member]
Property, Plant and Equipment [Line Items]
DWT	55,569
Date Delivered to Star Bulk	October 10, 2018
Year Built	2010
Star Omicron (Note 19h) [Member]
Property, Plant and Equipment [Line Items]
DWT	53,489
Date Delivered to Star Bulk	April 17, 2008
Year Built	2005
Vessels in operation
Property, Plant and Equipment [Line Items]
DWT	14,613,189

[1]	Subject to sale and lease back financing transaction (Note 7)